DAVID JONES & ASSOC., P.C.

--------------------------------------------------------------------------------

4747 Research Forest Drive,                          (610) 935-4511 (phone)
Suite 180, # 303                                     (610) 935-3775 (facsimile)
The Woodlands, TX  77381                     djones@citcoquaker.com (e-mail)
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April 18, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management, Mr. Larry L. Greene

Re: Electric City Funds, Inc., File Nos. 811-9523 and 333-84665, Post-effective Amendment # 1 ("PEA # 1") to Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Ladies and Gentlemen:

We are, on behalf of Electric City Funds, Inc., filing PEA # 1 to Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

This PEA # 1 is being filed in order to update the audited financial statements of the Fund, and to make a few minor and non-substantive adjustments to the prospectus. Accordingly, Registrant is filing PEA # 1 pursuant to Rule 485(b) for immediate effectiveness.

PEA # 1 contains a signature page with conformed signatures. The original signature page is maintained with the records of the Company. If you have any questions or comments concerning this filing, contact me at any time at the number set forth above. Thank you for your consideration.

Sincerely,


/s/ David D. Jones
DAVID D. JONES

                          AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 04/18/01

                               FILE NOS: 811-9523
                                    333-84665

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No.                                            [ ]
Post-Effective Amendment No.                                           [1]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                     [X]
Amendment No.                                                          [3]


                        (Check appropriate box or boxes.)

                            ELECTRIC CITY FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)


                               112 ERIE BOULEVARD
                              SCHENECTADY, NY 12305
                            ------------------------
                     (Address of Principal Executive Office)


               Registrant's Telephone Number, including Area Code:
                                  518-370-0289
                                  ------------
                               MR. JAMES W. DENNEY
                               112 ERIE BOULEVARD
                              SCHENECTADY, NY 12305
                                       ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                           4747 RESEARCH FOREST DRIVE,
                                SUITE 180, # 303
                             THE WOODLANDS, TX 77381
                             (610) 935-4511 (Phone)
                           (610) 935-3775 (Facsimile)
                                  ------------

Approximate Date of Proposed Public Offering:
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check  appropriate  box):
/X/ immediately  upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph  (b)
/ / 60 days after  filing  pursuant  to  paragraph  (a)(1)
/ / on (date)  pursuant  to  paragraph  (a)(3)
/ / 75 days  after  filing  pursuant  to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended August 31, 2000 on November 30, 2000.

TOTAL NUMBER OF PAGES-              _______
EXHIBIT INDEX BEGINS
ON PAGE                             _______

                          The Electric City Value Fund
                                  (the "Fund")



                      A Series of Electric City Funds, Inc.
                                 (the "Company")
                               112 Erie Boulevard
                              Schenectady, NY 12305
                              Call us toll-free at
                                 1-800-453-6556





                                   PROSPECTUS

                                 April 18, 2001

















--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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                                TABLE OF CONTENTS

THE FUND

         What is the Fund's Investment Objective?......................
         What are the Fund's Primary Investment Strategies?............
         What are the Principal Risks of Investing in the Fund?........
         How has the Fund Performed in the Past?.......................
         What are the Fund's Fees and Expenses?........................
         An Example of Expenses Over Time..............................

THE FUND'S INVESTMENT ADVISER

         The Fund's Adviser............................................
         Investment Advisory Agreement.................................
         The Fund's Portfolio Manager..................................

HOW TO BUY AND SELL SHARES

         Investing In The Fund.........................................
         Determination of Share Price..................................
         Distribution Fees.............................................
         Minimum Investment Amounts....................................
         Opening and Adding To Your Account............................
         Purchase By Mail..............................................
         Wire Transfer Purchases.......................................
         Purchases through Financial Service Organizations.............
         Automatic Investment Plan.....................................
         Telephone Purchases...........................................
         Miscellaneous Purchase Information............................
         Redeeming Your Shares.........................................
         By Mail.......................................................
         Signature Guarantees..........................................
         By Telephone..................................................
         By Wire.......................................................
         Redemption At The Option Of The Fund..........................

DIVIDENDS AND DISTRIBUTIONS............................................

TAX CONSIDERATIONS.....................................................

GENERAL INFORMATION....................................................

FINANCIAL HIGHLIGHTS...................................................

FOR MORE INFORMATION...................................................

                                    THE FUND

What is the Fund's Investment Objective?

     The Fund seeks to build shareholder wealth by maximizing the Total Return of the Fund's portfolio.

     Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.

What are the Fund's Primary Investment Strategies?

     The Fund's Adviser believes that the Fund's objective is best achieved by investing in companies that exhibit the potential for significant increases in total return. The Fund will generally use a "buy and hold" investment strategy. However, the Fund may occasionally invest on a short-term basis when the Adviser believes that such an investment will benefit the Fund. The Adviser will sell securities when a portfolio holding no longer qualifies under the criteria set forth below.

     The Fund's Adviser attempts to build shareholder wealth by:

     * investing in common stocks without restrictions regarding market capitalization;
     * normally investing at least 65% of the Fund's total assets in common stocks or securities convertible into common stocks;
     * holding at least 80% of the total value of the common stocks owned by the Fund in a core position of no more than 40 companies.

     To choose the common stocks in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     * solid  financial   condition;
     * consistent  earnings  and/or  dividend history;
     * company  or  industry  group is  temporarily  out of  favor;
     * undervalued or overlooked assets;
     * favorable insider ownership trends;
     * not widely owned or followed by institutional investors;
     * experienced or is likely to experience a triggering event that may cause an increase in value.

     Examples of a trigger for a possible increase in value include:

     * a change in corporate structure;
     * a change in a company's key management;
     * initiating or increasing an authorized buy-back of a company's own stock;
     * apparent corporate efforts to take advantage of business opportunities;
     * increased following by  securities analysts and institutional investors;
     * beneficiary  of a long term  demographic or economic  trend;
     * beneficiary  of  change  in  government  policy  or regulations.

     The Fund will normally invest its remaining assets, if any, in a variety of other securities, such as US government debt instruments, corporate debt securities, other unaffiliated mutual funds, commercial paper, bankers acceptances and repurchase agreements.

What are the Principal Risks of Investing in the Fund?

     General Risks- Almost all investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The Fund invests primarily in common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in cyclical price patterns, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

     Small To Medium-Cap Stock Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more strongly to changes in the marketplace.

How Has the Fund Performed in the Past?

The bar chart and table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

(Graph)

** The S&P 500 Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

What are the Fund's Fees And Expenses?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

----------------------------------------- --------------------------------------
             Shareholder Fees:               Annual Fund Operating Expenses:
----------------------------------------- --------------------------------------
(fees paid directly from your investment)

Maximum Sales Charge (Load)                Management Fees                 1.65%
Imposed on Purchase                NONE
                                           Distribution (12b-1) Fees (2)   0.00%
Maximum Deferred Sales
Charge (Load)                      NONE    Other Expenses (3)              0.00%

Maximum Sales Charge (Load)        NONE    Total Annual
Imposed on Reinvested Dividends            Fund Operating Expenses         1.65%
And other Distributions

Redemption Fees                    NONE (4)
----------------------------------------- --------------------------------------

     1. Management fees include a fee of 0.95% for investment advisory services and 0.70% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
     2. Although the Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, the Plan has not been implemented and the Fund has no present intention of implementing the Plan. If the Board decides otherwise, you will be informed at least thirty days prior to its implementation.
     3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. The Fund did not incur any of these "Other Expenses" during its first fiscal year.
     4. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

An Example of Expenses Over Time:

This Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ---------------- ------------------- ------------------ -----------------
       One Year         Three Years         Five Years         Ten Years
   ---------------- ------------------- ------------------ -----------------
   ---------------- ------------------- ------------------ -----------------
        $ 168              $ 522              $ 900             $ 1,964
   ---------------- ------------------- ------------------ -----------------

Because the Fund does not charge any sales loads or commissions, your costs over time would be the same whether you redeemed your shares or not.

                          THE FUND'S INVESTMENT ADVISER

The Fund's Adviser
The Company has entered into an Investment Advisory Agreement with Mohawk Asset Management, Inc. (the "Adviser"), 112 Erie Boulevard, Schenectady, New York 12305. The Adviser is an investment advisory company founded as a sole proprietorship in 1994 and incorporated in Delaware in 1999. The Adviser's principal business and occupation is the provision of financial management services to individuals, corporations, fraternal and non-profit organizations and other institutions in New York and throughout the United States. The Adviser has been investment adviser to the Fund since its inception. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. The Adviser also manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

The Fund's Portfolio Manager

Mr. James W. Denney is President of the Adviser and acts as the portfolio manager for the Fund. Mr. Denney is also President of Electric City Funds, Inc. (the "Company") and serves as a director of the Company. Mr. Denney has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since 1990. Mr. Denney holds licenses as a Registered Principal (NASD Series 24), General Securities Representative (NASD Series 7), and New York State Life, Accident & Health Insurance Agent. He has also completed the CFP Professional Education Program through the College for Financial Planning.

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.95% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund paid $2,692 in investment advisory fees to the Adviser. For its administrative services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund paid $1,984 in administrative fees to the Adviser.

                      HOW TO BUY & SELL SHARES OF THE FUND

Investing in the Fund

Determination of Share Price
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern Standard time.

Distribution Fees
The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

The Fund has not implemented the 12b-1 Plan and does not foresee doing so during the next fiscal year. The Board adopted the Plan so that, if and when necessary, the Fund would have available to it sufficient resources to pay third parties who provide eligible services to the Fund.

If the 12b-1 Plan is implemented in the future, you will be notified at least thirty (30) days in advance of the change. You should also be aware that if the 12b-1 Plan is implemented in the future and you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

Minimum Investment Amounts
Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:


                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $500                      $50
IRAs              $500                      $50
--------------------------------------------------------------------------------

                           AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $500                      $50 per month minimum
IRAs              $500                      $50 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund, toll free, at 1-800-453-6556.

Purchasing Shares By Mail
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The Electric City Value Fund, and mail the Form and check to:

                            Electric City Funds, Inc.
                      c/o Mutual Shareholder Services, LLC
                         8869 Brecksville Road, Suite C
                             Brecksville, Ohio 44141

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
To make an initial purchase of shares by wire transfer, you need to take the following steps:

         1.  Call  1-800-453-6556  to inform  us that a wire is being  sent.
         2.  Obtain an account number from the Transfer Agent.
         3. Fill out, fax (216-875-8992), then mail the Account Application to the Transfer Agent
         4.  Ask your bank to wire funds to the account of:

                       Firstar Bank, NA, ABA #: 042000013
              Credit: Electric City Funds, Inc., Acct. # 821637758
                  Further credit: The Electric City Value Fund.

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan
You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-800-453-6556.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the transfer agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, LLC, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings & loan or credit union. The Fund's custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

How To Sell (Redeem) Your Shares

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Redemption requests should be mailed via U.S. mail or overnight courier service to:

                  Mutual Shareholder Services, LLC
                  8869 Brecksville Road, Suite C
                  Brecksville, Ohio  44141

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order".

"Good Order" means that the request must include:

1. Your account number;
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4. Any required  signature  guarantees;  and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)    if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)   any redemption  transmitted by federal wire transfer to your bank;  and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-453-6556 if you elected to use telephone redemption on your Account
Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $500, the Company may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:


1. From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and

2. From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Fund and Adviser. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS


The financial data included in the table below for the Fund's first fiscal year ending August 31, 2000 have been audited by McCurdy & Associates CPA's, Inc., independent auditors. The information in the table below should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Fund.


                                                  For the Period
                                                  From December 30,
                                                  1999 (start of operations) to
                                                  August 31, 2000

Net Asset Value, beginning of period              $  10.00
                                                  --------
Income from investment operations:
         Net investment income (loss)                 0.07
         Net realized and unrealized gain
         (loss) on investments                        1.84
                                                  --------
Total from investment operations                      1.91
                                                  --------
Distributions to Shareholders from:
         Net investment income                        0.00
         Net realized capital gains                   0.00
         Distributions in excess of
         Net realized gain                            0.00
                                                  --------
Total Distributions                                   0.00
                                                  --------

Net Asset Value, End of Period                    $  11.91

Total Return                                         19.10%

Ratios/ Supplemental Data

Net Assets, end of period
(000's omitted)                                   $  1,032

Ratio of expenses to average net assets              1.65%(a)

Ratio of Net investment income (loss)
To average net assets:                               1.02%(a)

Portfolio Turnover Rate                             64.07%

(a)   annualized


                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated April 18, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                            Electric City Funds, Inc.
                      c/o Mutual Shareholder Services, Inc.
                         8869 Brecksville Road, Suite C
                             Brecksville, Ohio 44141
                                 1-800-453-6556

A copy of your requested document(s) will be sent to you within three days of your request.


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.




                 The Fund's Investment Company Act File No. is:
                                    811-9523

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 18, 2001


                            ELECTRIC CITY FUNDS, INC.
                                 (the "Company")
                               112 Erie Boulevard
                           Schenectady, New York 12305
                                 1-800-453-6556

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Electric City Value Fund (the "Fund"), dated April 18, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Electric City Funds, Inc. c/o Mutual Shareholder Services, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling 1-800-453-6556.

                                TABLE OF CONTENTS

Management of the Fund Investment
Policies and Restrictions
Investment Adviser
Directors and Officers
Performance  Information
Purchasing and Redeeming Shares
Tax Information
Portfolio  Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUND

Electric City Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on August 6, 1999. The Affairs of the Company are managed by a Board of Directors which approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Adviser.

The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes of shares of common stock (each a "series" or "Fund") and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Company.

Shareholders are entitled:

         (i)       to one vote per full share;
         (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
         (iii) upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

Privacy Policy

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:


1. From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and

2. From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.


The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.


Code of Ethics
The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Fund and Adviser. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 65% of total assets in common stock and securities convertible into common stock. The Fund may also invest in a variety of other securities. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Common Stocks. The Fund will ordinarily invest at least 65% of its total assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Foreign Securities. The Fund may invest in the common stock of foreign issuers, whether traded on U.S. exchanges or foreign exchanges. The Fund may also invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund will not invest in "emerging market" countries, and investing in foreign securities is not a principal strategy for the Fund.

Preferred Stock. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. A return of capital means that assets of the Fund have been returned to the Fund as cash and must be re-invested in other securities. There is a risk that the re-invested asset may be invested at lower rates of return than were previously invested. However, a return of capital is not a distribution for tax purposes. The Fund will not invest more than 10% of its assets in REITS. Fund shareholders will be subject to management and other fees charged by the REITS in which the Fund invests.

Options On Equities. The Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) puts and covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to purchase options contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options or selling puts, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions. Over-the counter options and the assets used to cover such options are considered to be illiquid.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation.

Debt Securities. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

     Credit Risk- A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Fund may invest in securities that carry a wide range of credit risk, from US Government debt instruments that carry almost no credit risk to high-yield corporate securities that carry considerable credit risk. However, the Fund may not invest more than 35% of its total assets in such securities

     Interest Rate Risk- All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

Unaffiliated Mutual Funds. The Fund may invest in securities issued by other registered investment companies (mutual funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 3% of any investment company's outstanding securities.

Repurchase Agreements. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy. You should be aware that these types of investments are considered "loans" under the Investment Company Act of 1940, as amended.

Repurchase Agreement Risk- A repurchase agreement is an agreement where one party sells securities to a buyer with a simultaneous agreement to repurchase those securities at a future date at a set price. The difference between the original sales price and the future repurchase price represents an interest payment to the original buyer. A repurchase agreement exposes the Fund to the risk that the party that sells the security will default on its obligation to repurchase those securities. If that happens the Fund can lose money because:

    * it may not be able to sell the securities at the agreed-upon time and price;
    *  the securities may lose value before they can be sold.

Cash Reserves. The Fund may hold up to 10% of its net assets in cash to maintain liquidity.

Restricted and Illiquid Securities.
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover.
High portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund's annual portfolio turnover rate was 64.07%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

     1 To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

     2    Acquire  securities  of any one issuer that at the time of  investment
          (a) represent more than 10% of the voting  securities of the issuer or
          (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3 Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

     4 Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of the Fund's assets at the time of borrowing;

     5 Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     6    Make margin purchases;

     7 Invest in companies for the purpose of management or the exercise of control;

     8 Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

     9 Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

     10 Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

     11   Issue senior securities.

     12   Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 12 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. purchase more than 3% of the voting securities of any one investment company;
e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets at cost;
f. Invest more than 5% of the Fund's assets (valued at time of investment) in initial margin deposits for options contracts;

                               INVESTMENT ADVISER

Information on the Fund's Investment Adviser, Mohawk Asset Management, Inc., is set forth in the prospectus. This Section contains additional information concerning the Adviser.

Mohawk Asset Management was organized as a sole proprietorship in 1994. Mohawk Asset Management, Inc. (the "Adviser"), its successor, was organized under the laws of the State of Delaware as an investment advisory corporation in September, 1999. The Adviser registered as an Investment Adviser with the Securities and Exchange Commission in December, 1999. The Adviser's principal occupation and business is to provide financial management services to individuals, corporations, non-profit organizations and other institutions throughout the United States.

The Investment Advisory Agreement.
The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Fund dated December 15,1999 (the "Agreement"). Mr. James W. Denney is portfolio manager for the Fund.

Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Messrs. James W. Denney and Bill R. Werner are officers of the Adviser and Directors of the Company. Accordingly, each of those persons is considered an "affiliated person", as that term is defined in the Investment Company Act of 1940, as amended (the 1940 Act).

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.95% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund paid $2,692 in investment advisory fees to the Adviser.

The Operating Services Agreement
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.  accounting                                   6.  custodial
2.  administrative                               7.  fund share distribution
3.  legal (except litigation)                    8.  shareholder reporting
4.  dividend disbursing and transfer agent       9.  sub-accounting, and
5.  registrar                                    10. record keeping services

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

For its administrative and other services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal year ending August 31, 2000, the Fund paid $1,984 in investment advisory fees to the Adviser.


The Advisory Agreement and the Operating Services Agreement, taken together, place a "cap" on the Fund's operating expenses at 1.65%. The only other expenses which may be incurred by the Fund are brokerage fees, taxes, legal fees relating to Fund litigation, 12b-1 fees and other extraordinary expenses.


                             DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below. The business address of each director is:


                               112 Erie Boulevard
                           Schenectady, New York 12305

                                    Position             Principal Occupation for
Name, Date of Birth                 with Fund            The Last Five Years

James W. Denney*;                   President            President of Mohawk Asset Management,
 3-8-65                             Director             Inc., a  Registered Investment Adviser
                                                         Corporation.  Registered Principal of B/D
                                                         Holdings, Inc., a broker/dealer firm, from
                                                         April, 2001 to present.  Registered Principal of
                                                         Milestone Financial Services, Inc., a
                                                         broker/dealer firm, from July 1998 to April,
                                                         2001. Registered Principal, Linsco/Private
                                                         Ledger, from 8/92 - 7/98.  Investment Executive,
                                                         Paine Webber, Inc., from 12/89 - 7/92.  Series 7
                                                         Registered Representative License (1990).
                                                         General Securities Principal (1992).  New York
                                                         State Insurance License.

Bill W. Werner*                     Secretary            Partner, General Manager, Dillinger
7-10-63                             Director             Stairbuilding Company, Fairview,
                                                         NJ, a contracting firm, since 1985. Also Vice
                                                         President of Mohawk Asset Management since
                                                         September, 1999. Formerly an air traffic
                                                         controller in the United States Marine Corps.

Joseph D. Condon                    Director             Owner of Radio Albany.com since
4-12-46                                                  February, 2000, Albany's first commercial
4-12-47                                                  internet radio-only station.  Public Affairs
                                                         Director, Albany Broadcasting Company.  Employed
                                                         with Albany Broadcasting Company since 1969.
                                                         Bachelor of Arts degree from Siena College,
                                                         Loudenville, NY in 1969.

Honorable Albert P. Jurczynski      Director             Mayor, City of Schenectady, NY
10-27-56                                                 since 1996.  City Council member, City of
                                                         Schenectady, from 1984 through 1995.

Kimberleigh Elwell                  Director             M&T Bank, Clifton Park, NY.
8-11-67                                                  Assistant Vice President, Business & Professional
                                                         Banking, March, 1999 to present.  Albank, FSB,
                                                         Albany, NY.  Commercial Loan Officer, from 1989
                                                         to February, 1999. Bachelor of Arts degree in
                                                         economics from State University of New York,
                                                         Albany, NY, 1989.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The table below sets forth the compensation paid by the Company to each of the directors of the Company during the fiscal year ending August 31, 2000.

Name of Director        Compensation  Pension     Annual      Total Compensation
                        from Corp     Benefits    Benefits    Paid to Director

James W. Denney         $0.00         $0.00       $0.00       $0.00
Bill R. Werner          $0.00         $0.00       $0.00       $0.00
Joseph D. Condon        $0.00         $0.00       $0.00       $0.00
Albert P. Jurczynski    $0.00         $0.00       $0.00       $0.00
Kimberleigh Elwell      $0.00         $0.00       $0.00       $0.00

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
For the Fund's fiscal year ending August 31, 2001, the following person's owned five percent (5%) or more of the Fund's total outstanding shares. A shareholder who owns 25% or more of the Fund's shares is considered to be a "Controlling Person" of the Fund, as that term is defined in the Investment Company Act of 1940, as amended.

------------------------------------ ---------------------------- --------------------------------------
Name and Address of Shareholder         Number of Shares Owned     Percentage of Total Outstanding Fund
------------------------------------ ---------------------------- --------------------------------------
------------------------------------ ---------------------------- --------------------------------------
Ernerose B. Werner
390 Mayer Court                                 5,323                              5.89%
Ridgefield, NJ 07657
------------------------------------ ---------------------------- --------------------------------------
------------------------------------ ---------------------------- --------------------------------------
National Investors Services Corp
FBO Client Accounts                            69,906                             77.29%
55 Water Street, 2nd Floor
New York, NY 10041
------------------------------------ ---------------------------- --------------------------------------

None of the Fund's directors, individually or in the aggregate, owned five percent (5%) of more of the Fund's shares as of August 31, 2000.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:                   P = a hypothetical initial investment of $1000]
                         T = average annual total return
                         n = number of years
                         ERV = ending redeemable value of shares at the end of
                               the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd + 1)6 - 1]

                           Where: a = dividends and interest earned during the period b = expenses accrued for the period
                                    (net of reimbursement)
                                    c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales, the NAV is the offering price for shares of the Fund.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

The Fund may borrow up to 20% of its net assets for emergency purposes. Borrowing money can result in an opportunity for leveraging of the Fund's assets. This means that the Fund could, in theory, invest in more securities than the Fund had in investable cash by using borrowed money for investing. If the Fund employed such a strategy, the Fund would incur significantly greater risks. The Fund will not borrow to leverage. It will only borrow to meet extraordinary redemption requests.

                                    CUSTODIAN

Firstar Bank, N.A., Cincinnati, Ohio, acts as custodian for the Fund. As such, Firstar holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Firstar does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. For the fund's fiscal year ending August 31, 2001, all fees charged by the custodian were paid by the Adviser.
                                 TRANSFER AGENT

Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 ("MSS") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. For the fund's fiscal year ending August 31, 2001, all fees charged by MSS were paid by the Adviser.

                                 ADMINISTRATION

MSS also acts as Administrator to the Fund pursuant to a written agreement with the Company and Adviser. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e) preparing  reports and filings with the Securities  and Exchange  Commission
(f) preparing filings with state Blue Sky authorities
(g) maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, the Adviser pays MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. For the fund's fiscal year ending August 31, 2000, all fees charged by MSS were paid by the Adviser.

                                   DISTRIBUTOR

B/D Holdings, Inc, 1301 East Ninth Street, Suite 100, Cleveland, Ohio 44114-1800, serves as principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Adviser. For the Fund's fiscal year ending August 31, 2000, all fees charged by B/D Holdings, Inc. were paid by the Adviser.

                             INDEPENDENT ACCOUNTANTS

McCurdy & Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145 serves as the Company's independent auditors.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381, has passed on certain matters relating to this Registration Statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan") whereby the Fund may pay a fee of 0.25% per annum of the Fund's average daily net assets to the Adviser and others for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

Pursuant to the Plan, the Adviser receives from the Fund a fee each month equal to 0.25% per annum of average net assets. The Adviser uses such fees to pay for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the distributor. Any expense of distribution in excess of 0.25% per annum will be borne by the Adviser without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Adviser for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plan also provides that to the extent that the Fund, the Adviser, or other parties on behalf of the Fund, or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that, during the period in which the Plan is in effect, the selection and nomination of non-interested Directors be done only by the non-interested Directors. The Plan and any related agreements may be terminated at any time, without any penalty:

(1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice,
(2) by the  Adviser  on not more than 60 days'  written notice,
(3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and
(4) automatically by any act that terminates the Advisory Agreement with the Adviser.

The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purposes of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

Although the Plan has been adopted by the Board of Directors, the Board has decided not to implement the Plan for at least the Fund's first fiscal year, in order to minimize the ongoing expenses of the Fund during the Fund's start-up phase. The Board will implement the Plan when and if circumstances so warrant.

                              FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated herein by reference to the Fund's audited annual report, dated August 31, 2000, and its unaudited semi-annual report, dated February 28, 2001. You may receive a copy of the Fund's annual report or semi-annual report, free of charge, by writing to the Fund c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, or by calling the Fund, toll free, at 1-800-453-6556. A copy of your requested documents will be sent to you within three days of your request.

18

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles   of   Incorporation---previously   included  as  Exhibit  23A  to
     Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999 and incorporated herein by reference.

(b) By-Laws--- previously included as Exhibit 23B to Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999 and incorporated herein by reference.

(c)  Instruments  defining  rights  of  Shareholders---None,   See  Articles  of
     Incorporation.

(d) Investment Advisory Contracts--- previously included as Exhibit 23D in Original Registration Statement filed on October 6, 1999 and incorporated herein by reference.

(e)  Underwriting   Contracts---   previously   included   as  Exhibit   23E  to
     Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(f)   Bonus or Profit Sharing Contracts---  None

(g) Custodian Agreements--- previously included as Exhibit 23G to Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(h)   Other Material Contracts---
         (h)(1) Operating Services Agreement--- previously included as Exhibit 23H(1) in Original Registration Statement filed on October 6, 1999, and incorporated herein by reference.
         (h)(2) Transfer Agency Agreement--- previously included as Exhibit 23H(2) to Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999, and incorporated herein by reference.

(i)  Legal   Opinion---   previously   included   as  Exhibit  23I  in  Original
     Registration Statement filed on October 6, 1999, and incorporated herein by reference.

(j)  Other   opinions---   Opinion  of  McCurdy  &  Associates  CPA's,  Inc.  is
     incorporated herein by reference to Registrant's audited annual report, dated August 31, 2000.

(k)   Omitted Financial statements---  None

(l) Initial Capital Agreements--- previously included as Exhibit 23M to Pre-effective Amendment # 2 to Registration Statement, filed on December 29, 1999 and incorporated herein by reference.

(m) Rule 12b-1 Plan--- previously included as Exhibit 23N to Pre-effective Amendment # 1 to Registration Statement, filed on November 24, 1999, and incorporated herein by reference.

(n)   Financial Data Schedule---  Not Applicable

(o)   Rule 18f-3 Plan---  Not Applicable

(p)   Codes of Ethics--  Attached as Exhibit 23P

Item 24.  Persons Controlled by or Under Common Control With Registrant

          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification

         (a) General. The Articles of Incorporation and By-laws (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

         (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

         The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

         (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

         (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

         (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met:
         (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

         (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser

         None

Item 27.  Principal Underwriter

         B/D Holdings, Inc.
         1301 East Ninth Street, Suite 100
         Cleveland, Ohio  44114-1800

Item 28.  Location of Accounts and Records

         The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 112 Erie Boulevard, Schenectady, NY 12305; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141.

Item 29.  Management Services

         There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings

         The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Securities Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective amendment # 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Schenectady, New York on the 18th day of April, 2001.




                            ELECTRIC CITY FUNDS, INC.

                            /s/ James W. Denney
                            By: JAMES W. DENNEY
                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-effective amendment # 1 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


                                    ELECTRIC CITY FUNDS, INC.
NAME                                                 TITLE                              DATE

/s/   James W. Denney                                President &                        April 18, 2001
------------------------------------                 Treasurer, Director
JAMES W. DENNEY

/s/  Bill W. Werner                                  Secretary &                        April 18, 2001
------------------------------------                 Director
BILL W. WERNER

/s/  Kimberleigh Elwell                              Director                           April 18, 2001
KIMBERLEIGH ELWELL

/s/  Joseph D. Condon                                Director                           April 18, 2001
JOSEPH D. CONDON

/s/  Honorable Albert P. Jurczynski                  Director                           April 18, 2001
HONORABLE ALBERT P. JURCZYNSKI


                                  EXHIBIT INDEX

EXHIBIT23P-- Code of Ethics of Electric City Funds and Mohawk Asset Management, Inc.

--------------------------------------------------------------------------------

                                   Exhibit 23P

                                 CODE OF ETHICS
                                       OF
                            ELECTRIC CITY FUNDS, INC.


I.       Introduction

         This Code of Ethics has been adopted by Electric City Funds, Inc. (the "Company") and Mohawk Asset Management, Inc. (the "Adviser"), the investment adviser to the Electric City Value Fund (the "Fund"), a series of the Company, in compliance with Rule 17j-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "Act") to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Company may abuse their fiduciary duties to the Company, and to deal with other types of conflict-of-interest situations to which the Rule is addressed.

         The Rule makes it "unlawful" for certain persons who have affiliations with the Company to engage in conduct which is deceitful, fraudulent or manipulative, or which involves false or misleading statements, in connection with the purchase or sale of securities by the Company. This Code of Ethics is intended to establish policies and procedures designed to insure that persons subject to this Code of Ethics and the Rule do not use any information concerning the investments or investment intentions of the Company, or his or her ability to influence such investment related information, for personal gain or in a manner detrimental to the interests of the Company.

II.      Principles

         This Code of Ethics acknowledges the general principles that persons affiliated with the Company:

         (A) owe a fiduciary obligation to the Company;
         (B) have the duty at all times to place the interests of Company shareholders first;
         (C) must conduct all of their personal securities transactions in such a manner as to avoid any actual or potential conflict of interest or abuse of such person's position of trust and responsibility; and
         (D) should not take inappropriate advantage of their positions in relation to the Company.

III.     Definitions (as used herein)

     "Access Person" means:

         (1) any director, officer, general partner or Advisory Person of the Company or any Adviser to the Company.

              (A) If an Adviser to the Company is primarily engaged in a business or businesses other than advising Funds or other advisory clients, the term Access Person means any director, officer, general partner or Advisory Person of the Adviser who, with respect to any Fund, makes any recommendation, participates in the determination of which recommendation will be made, or whose principal function or duties relate to the determination of which recommendation will be made, or who, in connection with his or her duties, obtains any information concerning recommendations on Covered Securities being made by the Adviser to any Fund.

              (B) An Adviser is "primarily engaged in a business or businesses other than advising Funds or other advisory clients" if, for each of its most recent three fiscal years or for the period of time since its organization, whichever is less, the Adviser derived, on an unconsolidated basis, more than 50% of its income (or loss), before taxes and extraordinary items, from the other business or businesses.

         (2) Any director, officer or general partner of a principal underwriter who, in the ordinary course of business, makes, participates in or obtains information regarding, the purchase or sale of Covered Securities by the Company for which the principal underwriter acts, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to the Company, regarding the purchase or sale of Covered Securities.

     "Advisory Person" means:

         (1) Any employee of the Company or an Adviser to the Company (or of any company in a control relationship to the Company or an investment adviser to the Company) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by the Company, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

         (2) Any natural person in a control relationship to the Company or an Adviser to the Company who obtains information concerning recommendations made to the Company with regard to the purchase or sale of Covered Securities by the Company.

     "Affiliated Person" means:

         (1) Any officer, director, copartner or employee of the Company, Adviser and/or Underwriter;

         (2) any person directly or indirectly owning, controlling or holding with power to vote, 5% or more of the outstanding voting securities of the Company, Adviser and/or Underwriter;

         (3) any person 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled or held with power to vote, by the Company, Adviser and/or Underwriter; and

         (4) any person directly or indirectly controlling, controlled by, or under common control with the Company, Adviser and/or Underwriter.

     "Beneficial Interest" means:

         any interest by which an Access Person or any member of his or her immediate family (relative by blood or marriage living in the same household), can directly or indirectly derive a monetary benefit from the purchase, sale (or other acquisition or disposition) or ownership of a security, except such interests as Clearing Officers shall determine to be too remote for the purpose of this Code of Ethics. (A transaction in which an Access Person acquires or disposes of a security in which he or she has or thereby acquires a direct or indirect Beneficial Interest will be referred to in this Code of Ethics as a "personal securities" transaction or as a transaction for the person's "own account").

         At the written request of a person subject to this Code of Ethics, the Clearing Officers, in their sole discretion or with the advice of counsel, may from time to time issue written interpretations as to whether an Access Person has a "Beneficial Interest" in a security or a transaction, and whether a transaction is or would be considered to be a "personal securities" transaction or a transaction "for the person's own" account for purposes of the reporting requirements under this Code. Any such written interpretations shall be included in Appendix A attached to and incorporated by reference into this Code of Ethics, and may be relied upon solely by the person(s) seeking such interpretations.

     "Clearing Officers" means any two officers of the Company who are not:

         (1) parties to the transaction;
         (2) related by blood or marriage to a party to the transaction; and
         (3) interested in or affiliated persons of the issuer of the securities at issue.

     "Control" means:

         the power to exercise a controlling influence over the management or policies of a company (unless such power is solely the result of an official position with such company). Any person who owns beneficially, directly or through one or more controlled companies, more than 25% of the voting securities of a company shall be presumed to control such company.

     "Covered Security" means:

         all stock, debt obligations and other instruments comprising the investments of the Company, including any warrant or option to acquire or sell a security, and financial futures contracts, except that it does not include:

         (1)  Direct obligations of the Government of the United States;

         (2) Banker's acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and

         (3)  Shares issued by open-end Funds.

         References to a "Security" in this Code of Ethics shall include any warrant for, option in, or security immediately convertible into that "Security."

     "Fund" means an investment company registered under the Act, and includes the Company.

     "Personal Securities Transaction" means a transaction in a Covered Security by or for the benefit of an Access Person, the legal and/or beneficial title to which is vested in the Access Person.

     A "security held or to be acquired" by the Company means:

          any Covered  Security which,  within the most recent 15 calendar days:
          (i) is or has been held by the Company; or (ii) is being or has been considered by an Adviser for purchase by the Company.

     A security is "being considered for purchase or sale";

         from the time an order is given by or on behalf of the Company to the order room of the Adviser until all orders with respect to that security are completed or withdrawn.

III.     General Prohibitions

         The specific provisions and reporting requirements of the Rule and this Code of Ethics are concerned primarily with those investment activities of Access Persons who are associated with the Company and who thus may benefit from or interfere with the purchase or sale of portfolio securities by the Company. However, the Rule and this Code of Ethics shall also apply to all Affiliated Persons of the Company, the Adviser(s), Sub-Adviser(s) and the Underwriter ("Covered Persons"), unless specifically stated otherwise.

         The Rule makes it "unlawful" for Access Persons to engage in conduct which is deceitful, fraudulent, or manipulative, or which involves false or misleading statements, in connection with the purchase or sale of securities by the Company. Accordingly, under the Rule and this Code of Ethics, no Access Person shall use any information concerning the investments or investment intentions of the Company, or his or her ability to influence such investment intentions, for personal gain or in a manner detrimental to the interests of the Company.

         In addition, no Access Person shall, directly or indirectly in connection with the purchase or sale of a "security held or to be acquired" by the Company:

                  (i) employ any device, scheme or artifice to defraud the Company; or

                  (ii) make to the Company or an Adviser any untrue statement of material fact or omit to state to any of the foregoing a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; or

                  (iii) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Company; or

                  (iv) engage in any manipulative practice with respect to the Company.

V.       Prohibited Transactions

                                Blackout Periods

         Subject to any additional limiting requirements that may be set forth elsewhere in this Code of Ethics, an Advisory Person may not effect a Personal Securities Transaction in a "security held or to be acquired" by the Company unless such person:

                  (1) executes  such  transaction  at a price  equal  to or less advantageous than the price obtained for such security by the Company;
                  (2) obtains advance written clearance of such transaction by two Clearing Officers; and
                  (3) reports  to the  Company  the  information  described  in
                      Paragraph VI of this Code of Ethics.

                      (i)  Any   profits   realized   on   Personal   Securities
                           Transactions in violation of this Section V shall be disgorged to the Company.

   B.  Initial Public Offerings & Limited Offerings

         An Advisory Person may not acquire any security in an initial public offering or in a Limited Offering, unless such Advisory Person (1) obtains advance written clearance of such transaction by two Clearing Officers and (2) reports to the Company the information described in Paragraph VI of this Code of Ethics.

   C.  Private Placements

         (1) An Advisory Person may not acquire any security in a private placement, unless such Advisory Person (1) obtains advance written clearance of such transaction by two Clearing Officers and (2) reports to the Company the information described in Paragraph VI of this Code of Ethics.

              When considering whether to grant approval to the Advisory Person to engage in these transactions, the Clearing Officers shall consider, among other factors, whether the investment opportunity should be reserved for the Company, and whether the opportunity is being offered to the Advisory Person by virtue of his or her position with the Company. If the Clearing Officers find that the investment opportunity should be reserved to the Company or that the opportunity is being offered to the Advisory Person by virtue of his or her position with the Company, the Clearing Officers shall refuse permission for the Advisory Person to enter into the transaction.

         (2) An Advisory Person who has been authorized to acquire securities in a private placement or an initial public offering shall be required to disclose that investment to the Company and the appropriate Adviser whenever such Advisory Person participates, either directly or indirectly, in subsequent consideration of an investment in the issuer by any portfolio in the Company complex.

         (3) In the event that an Advisory Person has been given approval to acquire securities in a private placement or an initial public offering, any decision of the Company to purchase securities of the issuer of such private placement or initial public offering shall be subject to prior review by the Company's independent Directors who have no personal interest in the issuer.

   D.  Ban On Short - Term Trading Profits

         An Advisory Person may not profit from the purchase and sale, or sale and purchase, of Covered Securities held by the Company within 60 calendar days of the Advisory Person's initial transaction, unless such transactions fully comply with the restrictions of Section V(A) of this Code of Ethics. Any profits realized on non-complying short-term trades shall be disgorged to the Company.

   F.  Gifts

         Advisory Persons may not accept any gift or other thing of more than de minimis (As defined in Rule 2830 of the NASD Rules of Fair Practice) value from any person or entity that does business with or on behalf of the Company.

   G.  Service as a Director to Other Public Companies

         Advisory Persons may not serve on the board of directors of any publicly traded company without prior authorization of a majority of the Company's Board of Directors, which authorization shall be specifically based upon a determination that the board service would be consistent with the interests of the Company and its shareholders. If and when such board service is authorized, the Advisory Person serving as a director will be isolated from other Advisory Persons who make investment decisions involving that company through "Chinese Wall" or other procedures.

VI.  Advance Clearance Requirement

   A.  Procedures

         (1) From Whom Obtained
Persons who desire to enter into Personal Securities Transactions in transactions requiring prior approval under paragraph V above, must obtain the written approval of any two Clearing Officers prior to entering into such transactions.
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         (2) Time of Clearance
Transaction clearances must be obtained not more than three (3) days prior to the transaction. If the trade is not made within three (3) days of the date of clearance, a new clearance must be obtained.
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         (3) Form
Persons seeking authorization to enter into transactions requiring prior clearance shall complete and sign a form approved for that purpose by the Company, which form shall set forth the details of the proposed transaction. An example of such form is annexed hereto as Schedule A ("Clearance Forms"). Upon obtaining authorization to enter into the subject transaction, the Clearing Officers authorizing the transaction shall affix their signatures to the Clearance Form to indicate such approval.
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         (4) Filing
Copies of all completed Clearance Forms, with all required signatures, shall be retained by the Administrator of this Code of Ethics in accordance with the record keeping requirements set forth in Section XII of this Code of Ethics.
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   B.  Factors Considered in Clearance of Personal Transactions

         Clearing Officers may refuse to grant clearance of a personal transaction in their sole discretion without being required to specify any reason for the refusal. Generally, Clearing Officers will consider the following factors in determining whether or not to authorize a proposed transaction:

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                  (1) Whether the amount or nature of the transaction, or person entering into the transaction, is likely to affect the price or market for the Security;
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                  (2) Whether the  individual  making the  proposed  purchase or sale is likely to benefit from purchases or sales in the same or similar security being made or being considered by the Company; and
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                  (3) Whether the  security  proposed to be purchased or sold is one  that  would  qualify  for  purchase  or  sale  by the
                      Company.
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VII.  Exempt Transactions

         Neither the prohibitions nor the reporting requirements of this Code of Ethics apply to:

         (A) Purchases, sales or other acquisitions or dispositions of Covered Securities for an account over which the Access Person has no direct influence or control and does not exercise indirect influence or control;

         (B) Purchases which are part of an automatic dividend reinvestment plan; and

         (C) Purchases or other acquisitions or dispositions resulting from the exercise of rights acquired from an issuer as part of a pro rata distribution to all holders of a class of securities of such issuer and the sale of such rights;

VIII.    Reporting of Securities Transactions

                   A. Reporting Requirements of Access Persons

         (1) Reports Required: Unless specifically excepted by other provisions of this Code of Ethics, every Access Person of the Company and Adviser must provide to the Administrator of this Code of Ethics or the Adviser, as applicable, the following reports:

              (a) Initial Holdings Reports- Not later than ten (10) days after a person becomes an Access Person, such person shall complete, sign and deliver to the Company or the Adviser, as applicable, an Initial Holdings Report, a form of which is attached to this Code of Ethics as Schedule B; except that

                  (i) Any person who qualified as an Access Person prior to March 1, 2000 shall be exempt from filing an Initial Holdings Report.

              (b) Quarterly  Transaction  Reports-  Not later than ten (10) days after the end of each calendar quarter, each Access Person shall make a written report ("Quarterly Transaction Report"), a form of which is attached to this Code of Ethics as Schedule C, to the Administrator of this Code of Ethics or the Adviser, as applicable, which;

                  (1) With respect to any transaction during the previous calendar quarter in a Covered Security in which the Access Person had any direct or indirect Beneficial Ownership, contains the following information:

                     (i) The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Covered Security involved:

                     (ii) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

                     (iii) The price of the Covered Security at which the transaction was effected;

                     (iv) The name of the broker, dealer or bank with or through which the transaction was effected; and

                     (v) The date that the report is submitted by the Access Person.

         (2) With respect to any account established by the Access Person in which any securities were held during the previous quarter for the direct or indirect benefit or the Access Person, contains the following information:

                     (ii) The name of the broker, dealer or bank with whom the Access Person established the account;

                     (iii) The date the account was established; and

                     (iv) The date that the report is submitted by the Access Person.

              (c) Annual Holding Reports- Not later than ten (10) days after the end of a calendar year end, each Access Person shall make a written report, a form of which is attached to this Code of Ethics as Schedule D ("Annual Holdings Report"), to the Administrator of this Code of Ethics or the Adviser, as applicable, which:

                  (1) Sets forth the title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership;
                  (2) Sets forth the name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person;
                  (3) Contains the date that the report is submitted by the Access Person; and
                  (4) States that the information contained in the Annual Holdings Report is current as of a date not greater than thirty (30) days prior to the date the report was submitted.

     B.  Exemptions from Reporting

         (1) A person need not make an Initial Holdings Report with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

         (2) A Director of the Company who is not an "interested person" of the Company, as such term is defined in Section 2(a)(19) of the Act, and who would otherwise be required to make a report solely by reason of being a Director of the Company, need not make:

              (a)   An Initial Holdings Report or an Annual Holdings Report; and

              (b)  A Quarterly Transaction Report,

              unless the Director knew, or in the ordinary course of fulfilling his or her official duties as a Director should have known, that during the fifteen (15) day period immediately before or after the Director's transaction in a Covered Security, the Company purchased or sold the Covered Security, or the Company or an Adviser considered purchasing or selling the Covered Security.

         (3) An Access Person of an Adviser need not make a report to the Adviser, if such person makes a report to the Company and all of the information contained in such report would duplicate information required to be recorded under ss.ss. 275.204-2(a)(12) or 275.204(a)(13) of the Investment Advisers Act of 1940, as amended.

         (4) An Access Person need not make a Quarterly Transaction Report if the Report would duplicate information contained in broker trade confirmations or account statements received by the Company with respect to the Access Person for the applicable quarterly reporting period, but only if such broker trade confirmations or account statements contain ALL of the information required to be reported in the Quarterly Transaction Reports.

     C.  Responsibility to Report

         The responsibility for taking the initiative to report is imposed on each individual required to make a report. Any effort by the Company or Adviser to facilitate the reporting process does not change or alter that responsibility.

     D.  Where to File Report

         An Access Person of the Company must file his or her reports with the Administrator of this Code of Ethics. An Access Person of the Adviser must file his or her reports with the Adviser, and the Adviser must file a copy of such reports with the Administrator of this Code of Ethics.

IX.  Confidentiality of Company Transactions

         Until disclosed in a public report to shareholders or to the SEC in the normal course of the Company's business, all information concerning Securities "being considered for purchase or sale" by the Company shall be kept confidential by all Access Persons and disclosed by them only on a "need to know" basis. It shall be the responsibility of the Administrator of this Code of Ethics to report any inadequacy found by him or her to the Board of Directors of the Company or any committee appointed by the Board to deal with such information.

X.  Sanctions

         Any violation of this Code of Ethics shall be subject to the imposition of such sanctions by the Company or Adviser, as applicable, as may be deemed appropriate under the circumstances to achieve the purposes of the Rule and this Code of Ethics which may include suspension or termination of employment, a letter of censure and/or restitution of an amount equal to the difference between the price paid or received by the Company and the more advantageous price paid or received by the offending person. Sanctions for violation of this Code of Ethics by a Director of the Company will be determined by a majority vote of the Company's Independent Directors.

XI.  Administration and Construction

         (A)  The   administration   of  this  Code  of  Ethics   shall  be  the
              responsibility of the Secretary of the Company who shall serve as the "Administrator" of this Code of Ethics.

         (B) The duties of the Administrator shall include:

         (1) Continuous maintenance of a current list of the names of all Access Persons with an appropriate description of their title or employment;

         (2) Providing each Access Person a copy of this Code of Ethics and informing them of their duties and obligations thereunder, and assuring that Access Persons are familiar with applicable requirements of this Code of Ethics;

         (3) Supervising the implementation of this Code of Ethics by the Adviser and the enforcement of the terms hereof by the Adviser;

         (4) Maintaining or supervising the maintenance of all records and reports required by this Code of Ethics;

         (5) Preparing listings of all transactions effected by any Access Person within fifteen (15) days of the date on which the same security was held, purchased or sold by the Company;

         (6) Determining whether any particular securities transaction should be exempted pursuant to the provisions of this Code of Ethics;

         (7) Issuing either personally, or with the assistance of counsel as may be appropriate, an interpretation of this Code of Ethics which may appear consistent with the objectives of the Rule of this Code of Ethics;

         (8) Conducting  of  such  inspections  or  investigations,   including
         scrutiny of the listings referred to in the preceding subparagraph, as shall reasonably be required to detect and report, with his or her recommendations, any apparent violations of this Code of Ethics to the Board of Directors of the Company or any Committee appointed by them to deal with such information;

         (9) Submitting a quarterly report to the Directors of the Company containing a description of any violation and the sanction imposed; transactions which suggest a possibility of a violation, and any exemptions or waivers found appropriate by the Administrator; and any other significant information concerning the appropriateness of this Code of Ethics.

XII.  Required Records

         The Administrator shall maintain or cause to be maintained in an easily accessible place, the following records:

         (A) A copy of this and any other Code of Ethics adopted pursuant to the Rule which has been in effect during the past five (5) years;

         (B) A record of any violation of such Codes of Ethics and of any action taken as a result of such violation for at least five (5) years;

         (C) A copy of each report made by the Administrator for a period of at least five (5) years from the end of the fiscal year of the Company or Adviser in which such report and interpretation is made or issued, the first two (2) years in an easily accessible place;

         (D) A list of all persons who are, or within the past five (5) years have been, required to make reports pursuant to the Rule and this Code of Ethics, the first two (2) years in an easily accessible place; and

         (E) A copy of all Initial Holdings Reports, Quarterly Transactions Reports, and Annual Holdings Reports submitted within the last five (5) years, the first two (2) years in an easily accessible place.

XIII.  Amendments and Modifications

         This Code of Ethics may not be amended or modified except in a written form which is specifically approved by majority vote of the Independent Directors of the Company.

This Code of Ethics was adopted by the Company's Board of Directors, including a majority of the Company's "Independent Directors", at a meeting held on ________________, 2000.

Witness my Signature:

------------------------------
Bill R. Werner
Secretary to the Company
                                   SCHEDULE A

                       CONFIDENTIAL TRANSACTION CLEARANCE
                                  REQUEST FORM

         Pursuant to the requirements of Section V of the Code of Ethics of Electric City Funds, Inc. (the "Company"), I, ______________________, being an Access Person of the Company, as that term is defined in the Code, hereby request that the Company approve the following transaction in Covered
Securities:

Name of Security:  _________________________________________________________

Number of shares/Principal amount:____________________________________________

Nature of transaction: ___________________________________
(i.e., purchase, sale or other type of acquisition or disposition);

Name of broker/dealer or bank executing transaction: ___________________________

Yes      No

___      ___      The security described above represents an investment in an initial public offering.

___      ___      The security described above represents an investment in a private placement.

By my signature below, I swear and affirm that I have not engaged in any transactions in the above-described securities in violation of the Company's Code of Ethics, that I will invest in the above-described securities only after obtaining clearance to do so from authorized officers of the Company, will report all such transactions in accordance with the requirements of the Company's Code of Ethics, and if I receive clearance to engage in the above-described security, I will execute the transaction not later than three
(3) days after receiving clearance or will obtain a new clearance prior to executing the transaction.


----------------------------------          ----------------------------------
Signature of Applicant                      Printed Name of Applicant


_____ After due consideration, the proposed transaction described above is APPROVED.

_____    After due consideration, the proposed transaction is DENIED.

_____ (Check only if approving a transaction that represents an investment in an initial public offering or in a private placement). We, the undersigned, in the exercise of our obligations to the Company under the Company's Code of Ethics, have found that the above-described transaction is not a transaction that should be reserved to the Company, and we further find that the transaction is not being offered to the Applicant as a result of his/her position with the Company, Adviser or Underwriter.

-------------------------------------       ------------------------------------
Signature of Clearing Officer    Date       Signature of Clearing Officer  Date

-------------------------------             -----------------------------------
Printed Name                                Printed Name



                                   SCHEDULE B
                              CONFIDENTIAL INITIAL
                                 HOLDINGS REPORT
                            ELECTRIC CITY FUNDS, INC.

         The following lists all holdings in Covered Securities in which I had any direct or indirect beneficial ownership as of ________________________. (If no transactions took place write "None".) Sign and return to the Secretary of the Company not later than the 10th day after you qualify as an Access Person. Use reverse side if additional space is needed.

                         HOLDINGS IN COVERED SECURITIES

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Transaction Date     Description     Number of       Per Unit Price  Total Amount  Broker executing
                     of Security     Shares/ Units                                 Transaction
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The following lists all accounts established by me as of _______________________ in which I had any direct or indirect beneficial ownership in any Securities. (If no accounts were established, write "None".) Sign and return to the Secretary of the Company not later than the 10th day after you qualify as an Access Person. Use reverse side if additional space is needed.

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        Name of Broker, Dealer or Bank         Date Account Established
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                                           Name:
Date:                                      Signature:  _________________________

                                   SCHEDULE C
                        QUARTERLY SECURITIES TRANSACTIONS
                               CONFIDENTIAL REPORT
                            ELECTRIC CITY FUNDS, INC.

         The following lists all transactions in Covered Securities in which I had any direct or indirect beneficial ownership during the last calendar quarter. (If no transactions took place write "None".) Sign and return to the Secretary of the Company not later than the 10th day of the month following the end of the calendar quarter. Use reverse side if additional space is needed.

                     PURCHASES/SALES AND OTHER DISPOSITIONS

--------------- --------------- -------------------- ------------- ---------------- ---------- ----------------------
Transaction     Description     Purchase (P),        Number of     Per Unit Price   Total      Broker executing
Date            of Security     Sale(S), or Other    Shares/                        Amount     Transaction
                                Disposition          Units
                                (Describe)
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The following lists all accounts established by me during the last calendar quarter in which I had any direct or indirect beneficial ownership in any Securities. (If no accounts were established, write "None".) Sign and return to the Secretary of the Company not later than the 10th day of the month following the end of the calendar quarter. Use reverse side if additional space is needed.


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        Name of Broker, Dealer or Bank         Date Account Established
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                                            Name:
Date:                                       Signature:__________________________

                                   SCHEDULE B
                               CONFIDENTIAL ANNUAL
                           SECURITIES HOLDINGS REPORT
                            ELECTRIC CITY FUNDS, INC.

         The following lists all holdings in Covered Securities in which I had any direct or indirect beneficial ownership as of ________________________. (If no transactions took place write "None".) Sign and return to the Secretary of the Company not later than the 30th day after the Company's fiscal year end. Use reverse side if additional space is needed.

                         HOLDINGS IN COVERED SECURITIES

-------------------- --------------- -------------- ---------------- ------------- ----------------------
Transaction Date     Description     Number of       Per Unit Price  Total Amount  Broker executing
                     of Security     Shares/ Units                                 Transaction
-------------------- --------------- -------------- ---------------- ------------- ----------------------
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The following lists all accounts established by me as of _______________________ in which I had any direct or indirect beneficial ownership in any Securities. (If no accounts were established, write "None".) Sign and return to the Secretary of the Company not later than the 30th day after the Company's fiscal year end. Use reverse side if additional space is needed.

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        Name of Broker, Dealer or Bank         Date Account Established
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I swear and affirm that the foregoing information is true and correct to the best of my information and belief, and that the information included in this report is current as of a date not later than thirty (30) days prior to the filing of this report.



                                           Name:
Date:                                      Signature:  _________________________

                         VERIFICATION OF ACCESS PERSONS

                            ELECTRIC CITY FUNDS, INC.

Required Report for
Code of Ethics of Electric City Funds, Inc.
As Adopted _______________________, 2000

Listed below are the names and current mailing addresses of all persons, as of _______________, who are considered to be "Access Persons" of Electric City Funds, Inc., as such term is defined in the Code of Ethics of Electric City Funds, Inc. (the "Company"), as adopted on ________________, 2000 (the "Code").

Name of Access Person               Mailing Address

1.

                           ACKNOWLEDGEMENT OF RECEIPT
                                OF CODE OF ETHICS
                                       OF
                            ELECTRIC CITY FUNDS, INC.

Required Report for
Code of Ethics of Electric City Funds, Inc.
As Adopted __________________________, 2000


I, ___________________________, certify by my signature below as follows:


1. I have received, read, understand and agree to comply with the Code of Ethics of Electric City Funds, Inc. (the "Company"), as adopted on ________________, 2000 (the "Code"); and

2. I acknowledge that I am an "Access Person" of the Company, as such term is defined in the Code and that Access Persons of the Company are generally required make periodic reports of their securities transactions and securities holdings; and

3.       I am subject to the reporting requirements of the Code; and

4. On the first day following the end of each calendar quarter (January 1st, April 1st, July 1st, October 1st ) I will receive a Quarterly Securities Transaction Report from the Company. I will complete and return the Report to Bill R. Werner not later than the tenth day of the month in which the Report is sent; and

5. I will inform the Company of any change in my mailing address within ten (10) days of such change.


--------------------------          ------------------------------
Date                                Signature

                                    ------------------------------
                                    Printed Name

                                  AUTHORIZATION
                                       OF
                             RESPONSIBLE INDIVIDUAL

                            ELECTRIC CITY FUNDS, INC.

Pursuant to the requirements of the Code of Ethics of Electric City Funds, Inc., as adopted on _______________, 2000 (the "Code"), Mr. Bill R. Werner has been appointed, by vote of the Board of Directors of the Company to be the person responsible for the review of all transaction and holdings reports required to be filed under the Code.

Mr. Werner will file a quarterly report with the Board of Directors indicating and/or including:

1. Any reports required to be filed under the Code for the reporting  period;
2. The names of each person  required to file a report under the Code;
3. The names of any reporting person who failed to timely file a required report;
4. Copies of all submitted  reports;  and
5. A description of any violations or apparent violations of the Code for the reporting period.


-------------------------           -----------------------------
Date                                By:  James W. Denney
                                    For the Company


------------------------            ----------------------------
Date                                By:  Bill R. Werner
                                    Responsible Person